Conestoga Funds

Institutional Advisors LargeCap Fund

Incorporated herein by reference is the definitive version of the prospectus for the Institutional Advisors LargeCap Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 15, 2012 (SEC Accession No. 0001162044-12-000100).